Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 643,431	$ 750,947
United States Treasury securities (Note 4)	8,427,807	5,108,307
Royalties receivable	4,070,111	7,912,289
Prepaid expenses	2,110	2,110
TOTAL CURRENT ASSETS	13,143,459	13,773,653
NONCURRENT ASSETS
United States Treasury securities (Note 4)	4,295,457	4,759,072
PROPERTIES
Mineral and surface lands (Notes 4 and 5)	39,479,708	39,479,708
Accumulated depletion and amortization	(37,897,777)	(37,201,777)
Mineral and surface lands, net	1,581,931	2,277,931
Building and equipment	334,538	316,816
Accumulated depreciation	(236,671)	(212,560)
Building and equipment, net	97,867	104,256
TOTAL PROPERTIES	1,679,798	2,382,187
TOTAL ASSETS	19,118,714	20,914,912
CURRENT LIABILITIES
Accounts payable and accrued expenses	104,256	128,856
Distributions	7,875,000	8,625,000
TOTAL CURRENT LIABILITIES	7,979,256	8,753,856
NONCURRENT LIABILITIES
Deferred compensation	229,100	209,600
Liability for pension benefits (Note 7)	1,511,694	1,642,113
TOTAL NONCURRENT LIABILITIES	1,740,794	1,851,713
TOTAL LIABILITIES	9,720,050	10,605,569
BENEFICIARIES' EQUITY
Certificate holders' equity, represented by 1,500,000 certificates (shares or units) of beneficial interest authorized and outstanding, and the reversionary interest (Notes 2 and 6)	11,820,773	12,752,340
Accumulated other comprehensive loss (Note 7)	(2,422,109)	(2,442,997)
TOTAL BENEFICIARIES' EQUITY	9,398,664	10,309,343
TOTAL LIABILITIES AND BENEFICIARIES' EQUITY	$ 19,118,714	$ 20,914,912